Bonds and securities at amortized (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Brazilian government securities	R$ 92,968,540	R$ 80,031,435
Corporate debt securities	115,791,373	99,369,181
Balance on	208,759,913	179,400,616
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	96,481,696	79,521,578
Corporate debt securities	115,129,378	99,297,697
Balance on	211,611,074	178,819,275
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	3,146,166	3,703,783
Corporate debt securities	1,334,724	992,753
Balance on	4,480,890	4,696,536
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(6,659,322)	(3,193,926)
Corporate debt securities	(672,729)	(921,269)
Balance on	R$ (7,332,051)	R$ (4,115,195)